RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Due from related parties	$ 2,987	$ 2,862
Due to related parties	4,888,289	3,703,700
Related party
RELATED PARTY TRANSACTIONS
Due from related parties	2,987	2,862
Due to related parties	4,888,289	3,703,700
Total of related parties transactions	998,584	407,545	$ (133,913)
Related party | Haimei Wu | Interest-free advances made to a related party
RELATED PARTY TRANSACTIONS
Total of related parties transactions			(14,130)
Related party | Haimei Wu | Received repayment
RELATED PARTY TRANSACTIONS
Total of related parties transactions		386,635
Related party | Quan Qiu
RELATED PARTY TRANSACTIONS
Due to related parties	149,860
Related party | Quan Qiu | Interest-free advances for operation
RELATED PARTY TRANSACTIONS
Total of related parties transactions	149,860
Related party | Betters Medical Investment Holdings Limited
RELATED PARTY TRANSACTIONS
Due from related parties	2,987	2,862
Due to related parties	4,738,429	3,703,700
Related party | Betters Medical Investment Holdings Limited | Proceeds of Interest-free advances for operation
RELATED PARTY TRANSACTIONS
Total of related parties transactions	732,688	$ 20,910
Related party | Betters Medical Investment Holdings Limited | Repayment of Interest-free advances for operation
RELATED PARTY TRANSACTIONS
Total of related parties transactions	(118,931)		$ (119,783)
Related party | Betters Medical Investment Holdings Limited | Interest-free advances for listing expenses
RELATED PARTY TRANSACTIONS
Total of related parties transactions	$ 234,967